Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and banks	R$ 31,187	R$ 139,844
Cash equivalents	807,297	1,727,641
Total	R$ 838,484	R$ 1,867,485	R$ 717,929	R$ 396,401